CONDENSED COMBINED STATEMENTS OF CASH FLOWS (unaudited) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities
Net income (loss)	$ (1,286)	$ (5,358)	$ (242,282)	$ (336,661)	$ 78,377
Adjustments to net income (loss) to arrive at cash (used in) provided by operating activities:
Depreciation	4,309	4,956	20,545	19,158	15,930
Amortization of intangible assets	12,424	12,648	49,908	43,725	26,007
Impairment of long-lived assets	8,043	0	4,462	0	0
Gain on sale of business (Note 6)	(19,659)	0
Deferred income taxes	464	516	(15,149)	(39,852)	3,505
Foreign currency translation losses (gains), net	55	(1,272)
Loss on disposal of property, plant, and equipment	396	(60)	1,283	788	63
Share-based compensation	1,812	1,723	5,192	13,281	12,637
Changes in assets and liabilities:
Net receivables	13,455	(19,291)	(4,594)	61,631	(4,498)
Net inventories	2,503	14,310	115,879	25,396	(113,494)
Prepaid expenses	(224)	7,530	13,756	(9,272)	(18,831)
Accounts payable	(4,991)	31,967	20,661	(50,073)	(21,047)
Accrued compensation	(1,182)	(742)	(4,920)	(6,304)	4,598
Accrued income taxes	755	(105)	(3,652)	6,882	560
Sales tax	(1,325)	(217)	(380)	317	1,133
Other assets and liabilities	11,297	16,462	(5,552)	(11,194)	(16,599)
Cash (used for) provided by operating activities	26,846	63,067	179,200	63,810	(30,925)
Investing Activities
Capital expenditures	(232)	(3,445)	(14,019)	(12,872)	(13,099)
Proceeds from the sale of business	33,400	0
Proceeds from the disposition of property, plant, and equipment	0	120	134	43	31
Asset acquisition	(263)	0
Cash used for investing activities	32,905	(3,325)	(30,363)	(774,418)	(558,535)
Financing Activities
Net transfers (to) from Parent	(51,940)	(36,722)	(119,160)	719,190	595,045
Payments made for contingent consideration	(750)	(8,585)	(22,573)	0	0
Cash provided by (used for) financing activities	(52,690)	(45,307)	(141,733)	719,190	595,045
Effect of foreign currency exchange rate fluctuations on cash	(269)	433	301	(321)	(68)
Increase (decrease) in cash and cash equivalents	6,792	14,868	7,405	8,261	5,517
Cash and cash equivalents at beginning of year	22,946	15,541	15,541	7,280	1,763
Cash and cash equivalents at end of year	29,738	30,409	22,946	15,541	7,280
Noncash investing activity:
Capital expenditures included in accounts payable and other accrued liabilities	$ 2,707	$ 1,596	$ 1,388	$ 2,286	$ 1,544